Net Interest Income	12 Months Ended
Dec. 31, 2019
Interest income [Abstract]
Net Interest Income
28.	Net interest income

28.1.	Interest income
Interest revenue calculated using the effective interest method.

	2019	2018	2017
Interest from government securities	36,064,346	15,193,262	2,083,860
Interest from credit card loans	21,049,044	14,411,030	14,978,628
Interest from commercial papers	11,055,527	10,011,320	5,480,055
UVA clause adjustment (1)	10,861,421	6,663,447	355,414
Interest from overdrafts	10,165,810	11,057,634	7,740,446
Interest from consumer loans	9,035,631	11,709,910	9,965,009
Interest from other loans	5,418,765	5,648,600	4,894,009
Interest from loans for the prefinancing and financing of exports	3,155,170	2,691,170	949,300
Interest on loans to financial institutions	2,718,111	3,507,493	1,742,092
Premium for reverse repurchase agreements	1,809,106	1,035,969	1,169,266
Interest from car loans	1,449,019	2,286,746	2,388,989
Interest from mortgage loans	1,388,711	1,427,023	989,498
Interest from financial leases	588,691	992,682	1,010,444
Stabilization Coefficient (CER) clause adjustment (1)	79,678	172,329	1,033,377
Interest from private securities	10,720	64,419	156,649
Other financial income	8,004	62	2,957

TOTAL	114,857,754	86,873,096	54,939,993

(1)	Adjustment clauses based on the variation of the consumer price index.

28.2.	Interest expenses

	2019	2018	2017
Time deposits	38,808,451	26,129,974	15,398,263
Other liabilities	4,207,666	2,734,026	1,137,092
Savings accounts deposits	2,754,358	6,747,772	1,372,965
UVA clause adjustment (1)	1,539,863	1,974,442	100,999
Bank loans	903,655	281,834	84,048
Interest on the lease liability	317,722	—	—
Premium for reverse repurchase agreements	2,642	169,519	300,707
Others	35,370	17,843	3,243

TOTAL	48,569,727	38,055,410	18,397,317

(1)	Adjustment clause based on the variation of the consumer price index.